LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES	12 Months Ended
Dec. 31, 2011
LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES

6.  LOSS AND LOSS ADJUSTMENT EXPENSE RESERVES

Activity in the loss and loss adjustment expense reserves is summarized as follows:

(millions)	2011	2010	2009
Balance at January 1	$7,071.0	$6,653.0	$6,177.4
Less reinsurance recoverables on unpaid losses	704.1	529.4	244.5

Net balance at January 1	6,366.9	6,123.6	5,932.9

Incurred related to:
Current year	10,876.8	10,451.7	10,040.9
Prior years	(242.0)	(320.4)	(136.0)

Total incurred	10,634.8	10,131.3	9,904.9

Paid related to:
Current year	7,289.3	6,841.0	6,542.2
Prior years	3,252.3	3,047.0	3,172.0

Total paid	10,541.6	9,888.0	9,714.2

Net balance at December 31	6,460.1	6,366.9	6,123.6
Plus reinsurance recoverables on unpaid losses	785.7	704.1	529.4

Balance at December 31	$7,245.8	$7,071.0	$6,653.0

We experienced favorable reserve development in each of the last three years, which is reflected as “Incurred related to prior years” in the table above.

2011

•	About half of the favorable reserve development was attributable to accident years 2008 and prior, while the balance was primarily due to claims from accident year 2010.
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Approximately 70% of the favorable reserve development was attributable to our Personal Lines business, with our Agency and Direct channels contributing 25% and 75%, respectively; the balance was primarily in our Commercial Auto business.

2010

•	Approximately 70% of the favorable reserve development was attributable to accident year 2009, while the balance was mostly due to claims from accident years 2007 and 2006.
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About 70% of the favorable reserve development was in our Personal Lines business, with our Agency and Direct channels contributing almost equal amounts; the balance was in our Commercial Auto business.

2009

•	About 60% of the favorable reserve development was due to favorable development for accident years 2006 and prior, while the balance was mostly due to claims from accident year 2008.
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Approximately 55% of the favorable reserve development was attributable to our Personal Lines business, with our Agency and Direct channels contributing 25% and 75%, respectively; the balance was primarily in our Commercial Auto business.

The favorable reserve development reflected the settlement of larger losses for amounts less than we originally reserved in our Personal Lines business (primarily in our personal auto product) for 2011 and 2010, and in our Commercial Auto business for each of the last three years. During the last three years, we also experienced lower than expected defense and cost containment costs, reflecting a combination of fewer claims being litigated, as well as the fact that a greater percentage of these cases are now being handled by our in-house counsel, which is a cost-effective alternative to using external law firms. In addition, for 2010, our incurred but not recorded (IBNR) reserves developed favorably due to lower severity and frequency of late emerging claims. However, in 2011, the number of late emerging claims increased over 2010 and was greater than anticipated by our carried IBNR, thus we recognized unfavorable development on our total IBNR reserves.

Because we are primarily an insurer of motor vehicles, we have limited exposure to environmental, asbestos, and general liability claims. We have established reserves for such exposures, in amounts that we believe to be adequate based on information currently known. These claims are not expected to have a material effect on our liquidity, financial condition, cash flows, or results of operations.

We write personal and commercial auto insurance throughout the United States and could be exposed to hurricanes or other natural catastrophes. Although the occurrence of a major catastrophe could have a significant effect on our monthly or quarterly results, we believe that, based on historical experience, such an event would not be so material as to disrupt the overall normal operations of Progressive. We are unable to predict the frequency or severity of any such events that may occur in the near term or thereafter.